Basis of Presentation	6 Months Ended
Jun. 30, 2019
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation

The unaudited interim consolidated financial statements have been prepared in accordance with United States generally accepted accounting principles (or GAAP). These financial statements include the accounts of Teekay LNG Partners L.P. (or the Partnership), which is a limited partnership formed under the laws of the Republic of the Marshall Islands, its wholly-owned and controlled subsidiaries and any variable interest entities (or VIEs) of which it is the primary beneficiary. The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Certain information and footnote disclosures required by GAAP for complete annual financial statements have been omitted and, therefore, these unaudited interim consolidated financial statements should be read in conjunction with the Partnership’s audited consolidated financial statements for the year ended December 31, 2018, which are included in the Partnership’s Annual Report on Form 20-F for the year ended December 31, 2018 filed with the U.S. Securities and Exchange Commission (or SEC) on April 5, 2019. In the opinion of management of Teekay GP L.L.C., the general partner of the Partnership (or the General Partner), these unaudited interim consolidated financial statements reflect all adjustments consisting solely of a normal recurring nature, necessary to present fairly, in all material respects, the Partnership’s consolidated financial position, results of operations, changes in total equity and cash flows for the interim periods presented. The results of operations for the interim periods presented are not necessarily indicative of those for a full fiscal year.

Significant intercompany balances and transactions have been eliminated upon consolidation. Certain comparative figures have been reclassified to conform to the presentation adopted in the fourth quarter of 2018 relating to a change in the Partnership's reportable segments (see Note 4) and to reclassifications of certain related party transactions between vessel operating expenses and general and administrative expenses in the Partnership's consolidated statements of income (loss) which resulted in a decrease in vessel operating expenses and an offsetting increase in general and administrative expenses of $0.8 million and $1.3 million for the three and six months ended June 30, 2018, respectively.